UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/29/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS February 29, 2016 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—98.9%
Alabama—2.7%
$1,000,000	AL Port Authority (Alabama Docks Dept.)	5.000%	10/01/2019	10/01/2016	A	$1,026,690
310,000	AL Public Hsg. Authority, Series B	4.450	01/01/2024	03/31/2016	A	310,561
25,000	AL Water Pollution Control Authority (Revolving Fund)	4.000	08/15/2018	03/31/2016	A	25,079
75,000	Jefferson County, AL GO	5.000	04/01/2018	04/01/2016	A	75,099
1,000,000	Jefferson County, AL GO	5.000	04/01/2024	04/01/2016	A	1,012,260
655,000	Jefferson County, AL GO	5.250	04/01/2017	04/01/2016	A	655,884
5,045,000	Jefferson County, AL GO	5.000	04/01/2023	04/01/2016	A	5,046,766
30,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2023	03/31/2016	A	30,293
375,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2022	03/31/2016	A	378,660
3,335,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	03/31/2016	A	3,367,550
1,225,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	03/31/2016	A	1,236,956
765,000	Jefferson County, AL Limited Obligation School Warrant	5.000	01/01/2024	03/31/2016	A	772,466
1,720,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2018	03/31/2016	A	1,736,787
225,000	Jefferson County, AL Limited Obligation School Warrant	4.750	01/01/2025	03/31/2016	A	226,633
570,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2020	03/31/2016	A	575,563
3,140,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	03/31/2016	A	3,170,646
155,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2017	03/31/2016	A	156,513
180,000	Jefferson County, AL Limited Obligation School Warrant	4.750	01/01/2025	03/31/2016	A	181,307
260,000	Jefferson County, AL Limited Obligation School Warrant	5.000	01/01/2024	03/31/2016	A	262,538
2,250,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	03/31/2016	A	2,271,960
50,000	Jefferson County, AL Public Building Authority	5.125	04/01/2021	04/01/2021		49,909
						22,570,120

Arizona—4.0%
100,000	AZ Health Facilities Authority (The Beatitudes Campus)	5.100	10/01/2022	10/01/2016	A	100,498
3,000,000	AZ Sports & Tourism Authority (Professional Baseball Training Facilities)	5.000	07/01/2016	07/01/2016		3,033,120
3,475,000	Mohave County, AZ IDA (Mohave Prison)	7.500	05/01/2019	12/02/2017	B	3,777,534
17,220,000	Phoenix, AZ IDA (Rowan University) SPEARS	0.160 [1]	06/01/2042	03/07/2016	A	17,220,000

1 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona (Continued)
$8,125,000	Pima County, AZ IDA Floaters	0.290% [1]	03/01/2030	03/07/2016	A	$8,125,000
20,000	Surprise, AZ Municipal Property Corp.	4.700	04/01/2022	04/01/2016	A	20,077
1,160,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)	3.900	09/01/2024	11/14/2021	B	1,205,982
						33,482,211

Arkansas—0.0%
25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)	5.250	11/01/2019	03/31/2016	A	25,107
10,000	AR Devel. Financing Authority Tobacco Settlement (Biosciences Institute College)	5.500	12/01/2016	03/31/2016	A	10,003
						35,110

California—17.3%
130,000	Alameda Contra Costa, CA Transit District COP	4.750	08/01/2017	02/04/2017	B	133,952
12,965,000	Alhambra, CA COP (Police Facilities)	6.750	09/01/2023	07/06/2020	B	15,158,289
1,160,000	Anaheim, CA Public Financing Authority	6.000	09/01/2016	09/01/2016		1,192,132
25,000	Antelope Valley, CA Healthcare District	5.200	01/01/2017	03/31/2016	A	25,109
20,000	Barstow, CA Redevel. Agency	4.700	09/01/2022	03/31/2016	A	20,071
450,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2022	09/01/2022		513,288
475,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2023	09/01/2023		544,602
5,000	Bell, CA GO	4.125	08/01/2021	03/31/2016	A	5,008
50,000	Berkeley, CA Community Facilities District Special Tax (Disaster Fire Protection)	4.500	09/01/2017	09/01/2016	A	50,945
50,000	Bonny Doon, CA Union Elementary School District	4.625	06/01/2016	03/31/2016	A	50,186
75,000	CA College of the Sequoias Community College District COP	4.750	05/01/2026	03/31/2016	A	75,244
65,000	CA County Tobacco Securitization Agency	4.250	06/01/2021	03/31/2016	A	65,009
100,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	03/31/2016	A	100,999
55,000	CA Dept. of Transportation COP	5.250	03/01/2016	03/01/2016		55,016
5,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	04/01/2016	A	5,020
10,000	CA GO	5.750	11/01/2017	05/01/2016	A	10,097
20,000	CA GO	5.250	10/01/2016	04/01/2016	A	20,092
5,000	CA GO	4.750	02/01/2018	03/31/2016	A	5,020

2 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$23,000,000	CA Health Facilities Financing Authority Floaters	0.200% [1]	08/15/2026	03/07/2016	A	$23,000,000
25,000	CA Municipal Finance Authority Charter School (John Adams Academics)	5.400	10/01/2016	10/01/2016		25,039
8,390,000	CA Public Works	6.500	09/01/2017	03/08/2017	B	8,871,586
170,000	CA Public Works (California Community Colleges)	4.500	10/01/2026	04/01/2016	A	170,607
75,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	03/31/2016	A	75,325
20,000	CA Public Works (California Community Colleges)	4.875	12/01/2018	03/31/2016	A	20,076
100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	03/31/2016	A	100,421
150,000	CA Public Works (California Community Colleges)	4.875	12/01/2017	03/31/2016	A	150,567
25,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	04/01/2016	A	25,111
20,000	CA Public Works (Dept. of Forestry)	4.875	10/01/2018	04/01/2016	A	20,080
100,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	04/01/2016	A	100,453
35,000	CA Public Works (Dept. of Youth Authority)	4.700	12/01/2016	03/31/2016	A	35,134
45,000	CA Public Works (State Universities)	5.500	12/01/2018	03/31/2016	A	45,205
50,000	CA Public Works (Various Community Colleges)	4.875	12/01/2018	03/31/2016	A	50,189
10,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	03/01/2016		10,003
550,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	03/31/2016	A	559,790
725,000	CA Statewide CDA (588 Charleston Project)	5.000	11/01/2019	05/25/2018	B	781,318
2,000,000	CA Statewide CDA (Bakersfield Reassessment District)	5.000	09/02/2022	07/03/2020	B	2,213,080
9,760,000	CA Statewide CDA (Cottage Health System) Floaters	0.120 [1]	11/01/2043	03/07/2016	A	9,760,000
5,000	CA Statewide CDA (Del Norte Clinics)	4.650	12/01/2018	03/31/2016	A	5,019
10,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2017	04/01/2016	A	10,041
20,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2018	04/01/2016	A	20,081
15,000	CA Statewide CDA Water & Wastewater	4.500	10/01/2023	04/01/2016	A	15,054
20,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2016	03/31/2016	A	20,076

3 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$5,000	CA Water Resource Devel. GO, Series L	4.500%	08/01/2018	03/31/2016	A	$5,018
25,000	CA Water Resource Devel. GO, Series M	4.000	10/01/2018	03/31/2016	A	25,080
30,000	CA Water Resource Devel. GO, Series N	5.500	06/01/2016	03/31/2016	A	30,140
40,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2018	03/31/2016	A	40,158
35,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2021	03/31/2016	A	35,138
15,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)	4.900	09/01/2018	03/31/2016	A	15,170
80,000	Castaic, CA Union School District	3.892 [2]	05/01/2018	06/08/2017	B	73,809
405,000	Cerritos, CA Public Financing Authority	5.000	11/01/2018	11/01/2017	A	441,000
55,000	Chico, CA Public Financing Authority	4.875	04/01/2017	04/01/2016	A	55,188
10,000	Clovis, CA Public Financing Authority (Refuse Landfill)	5.000	09/01/2018	03/31/2016	A	10,041
250,000	Compton, CA Unified School District	3.000 [2]	06/01/2016	06/01/2016		249,632
10,000	Coronado, CA Community Devel. Agency Tax Allocation	4.250	09/01/2017	03/31/2016	A	10,028
200,000	Duarte, CA Redevel. Agency Tax Allocation	4.000	10/01/2016	10/01/2016		204,032
100,000	Eureka, CA Public Financing Authority	4.200	11/01/2016	03/31/2016	A	100,303
3,000,000	Eureka, CA Union School District	3.358 [2]	08/01/2018	08/24/2017	B	2,776,530
65,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500	10/01/2017	04/01/2016	A	65,297
240,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	4.750	09/01/2026	03/31/2016	A	240,917
5,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	5.200	09/01/2030	03/31/2016	A	5,018
300,000	Fresno, CA GO	4.600	08/15/2016	03/31/2016	A	300,660
90,000	Fresno, CA Joint Powers Financing Authority	4.750	04/01/2023	04/01/2018	A	92,767
3,845,000	Fresno, CA Sewer System	5.250	09/01/2019	09/15/2017	B	4,092,772
4,545,000	Fullerton, CA Public Financing Authority	5.000	09/01/2024	09/01/2016	A	4,646,535
610,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2020	10/15/2020		701,543
580,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2019	10/15/2019		652,958
845,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2019	10/15/2019		951,293
885,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2020	10/15/2020		1,017,812
180,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)	5.250	12/01/2016	03/31/2016	A	180,716

4 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$105,000	Lincoln, CA Public Financing Authority	4.250%	08/01/2017	03/31/2016	A	$105,280
10,000	Lodi, CA Wastewater System	4.750	10/01/2024	04/01/2016	A	10,037
8,945,000	Los Angeles County, CA Community Devel. Properties	0.290 [1]	09/01/2042	03/07/2016	A	8,945,000
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	04/01/2016	A	25,108
45,000	Madera County, CA COP (Valley Children’s Hospital)[3]	4.750	03/15/2018	03/26/2016	A	45,156
70,000	Metropolitan Water District of Southern California Linked SAVRS & RIBS	5.750	08/10/2018	10/12/2017	B	75,067
30,000	Modesto, CA COP (Golf Course)	5.000	11/01/2023	08/04/2020	B	32,579
2,085,000	Natomas, CA Unified School District[3]	5.950	09/01/2021	04/14/2018	B	2,271,045
1,000,000	Northern, CA Inyo County Local Hospital District	6.000	12/01/2021	05/26/2019	A	1,115,920
185,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2016	A	190,907
7,115,000	Orange County, CA COP (Civic Center Facilities)	3.338 [2]	12/01/2018	12/01/2017	B	6,477,638
50,000	Orinda, CA Union School District	4.700	10/15/2019	03/31/2016	A	50,191
765,000	Pasadena, CA COP (Old Pasadena Parking Facility)	6.250	01/01/2018	07/08/2017	B	813,937
30,000	Redding, CA Joint Powers Financing Authority	4.000	03/01/2017	03/31/2016	A	30,060
50,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)	4.625	09/01/2017	03/31/2016	A	50,157
2,165,000	Riverbank, CA Elementary School District	3.620 [2]	08/01/2018	09/03/2017	B	2,022,456
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		791,466
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2018	09/01/2018		684,942
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		740,896
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2018	09/02/2018		124,445
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2020	09/02/2020		141,777

5 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000%	09/02/2019	09/02/2019		$132,839
335,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)	6.500	12/01/2021	08/09/2019	B	386,228
70,000	Robla, CA School District	4.000	08/01/2016	03/31/2016	A	70,221
20,000	Rocklin, CA COP (Police Facilities)	4.100	09/01/2017	03/31/2016	A	20,066
6,035,000	Sacramento, CA City Financing Authority	5.400	11/01/2020	12/10/2018	B	6,648,639
65,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	03/31/2016	A	65,305
730,000	San Bernardino County, CA COP (Medical Center Financing)	5.500	08/01/2017	02/04/2017	B	756,280
150,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		160,793
35,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		37,518
25,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		27,742
5,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2016	10/01/2016		5,145
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		615,494
130,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.600	09/01/2018	03/31/2016	A	130,494
50,000	San Francisco, CA City & County, COP (30 Van Ness Avenue)	4.700	09/01/2019	03/31/2016	A	50,195
1,545,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	08/01/2017	A	1,638,102
10,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	4.750	08/01/2019	03/31/2016	A	10,028
45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	4.500	12/01/2018	03/31/2016	A	45,167
25,000	Santa Barbara, CA Redevel. Agency (Central City)	4.900	03/01/2017	03/31/2016	A	25,086
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2020	11/15/2020		689,930
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		424,506
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		335,853
50,000	Santa Fe Springs, CA Community Devel. Commission	4.600	09/01/2019	03/31/2016	A	50,184

6 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$100,000	Santa Fe Springs, CA Community Devel. Commission	4.750%	09/01/2022	03/31/2016	A	$100,375
50,000	Santa Fe Springs, CA Community Devel. Commission	4.375	09/01/2016	03/31/2016	A	50,176
75,000	Santa Fe Springs, CA Community Devel. Commission	4.500	09/01/2017	03/31/2016	A	75,252
130,000	Santa Fe Springs, CA Community Devel. Commission	4.600	09/01/2018	03/31/2016	A	130,477
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		296,134
380,000	Southern CA Tobacco Securitization Authority	4.750	06/01/2025	03/31/2016	A	380,095
25,000	Stockton, CA Public Financing Authority (Parking)	4.500	09/01/2016	09/01/2016		24,967
65,000	Temecula, CA Redevel. Agency	4.900	08/01/2016	03/31/2016	A	65,241
6,045,000	University of California (Regents Medical Center)	4.750	05/15/2022	05/15/2016	A	6,103,092
1,067,000	Vallejo, CA Sanitation & Flood Control District	5.000	07/01/2019	01/22/2018	B	1,124,682
520,000	Vernon, CA Electric System	5.125	08/01/2021	09/06/2018	A	577,611
230,000	Vernon, CA Electric System	5.125	08/01/2021	08/30/2018	C	252,910
200,000	West Kern County, CA Water District	4.200	06/01/2018	03/31/2016	A	200,676
250,000	Westlands, CA Water District	5.000	09/01/2021	09/01/2021		298,985
250,000	Westlands, CA Water District	5.000	09/01/2022	09/01/2022		303,750
13,630,000	Whittier, CA Health Facilities (PIH/IC/IMC/DRMCH Obligated Group)	4.900	06/01/2026	06/17/2020	A	15,335,386
						143,523,577

Colorado—0.9%
25,000	Adams County, CO Pollution Control (Public Service Company of Colorado)	4.375	09/01/2017	03/31/2016	A	25,088
145,000	Arkansas River, CO Power Authority	5.000	10/01/2020	11/16/2018	B	159,201
175,000	CO E-470 Public Highway Authority	5.000	09/01/2017	09/01/2016	A	178,532
2,320,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan/Good Samaritan Society HCBS Obligated Group)	5.250	06/01/2022	06/01/2016	A	2,349,626
940,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan/Good Samaritan Society HCBS Obligated Group)	5.250	06/01/2022	06/01/2016	A	950,143
5,000	CO Water Resources & Power Devel. Authority	4.000	11/01/2017	03/31/2016	A	5,014

7 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado (Continued)
$585,000	Larimer County, CO School District No. R-001 Poudre	7.000%	12/15/2016	12/15/2016		$595,589
250,000	Larimer County, CO School District No. R-001 Poudre	7.000	12/15/2016	12/15/2016		254,525
2,940,000	Public Authority for CO (Natural Gas Energy)	5.750	11/15/2018	12/11/2017	B	3,157,854
15,000	Pueblo County, CO GO COP	4.500	12/01/2024	03/31/2016	A	15,051
5,000	Weld County, CO School District RE002	5.000	12/01/2021	03/31/2016	A	5,021
						7,695,644

Connecticut—0.0%
75,000	CT GO	4.750	12/15/2022	12/15/2016	A	77,663
25,000	Winchester, CT GO	4.500	06/01/2019	03/31/2016	A	25,088
						102,751

District of Columbia—0.2%
625,000	District of Columbia (Kipp Charter School)	5.000	07/01/2023	07/01/2023		720,462
815,000	District of Columbia GO4	0.951	06/01/2016	06/01/2016		816,280
120,000	District of Columbia Tobacco Settlement Financing Corp.	6.250	05/15/2024	03/31/2016	A	120,496
						1,657,238

Florida—3.2%
250,000	Bay County, FL Water System	5.000	09/01/2018	03/31/2016	A	251,047
210,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	5.500	10/01/2022	12/24/2019	B	226,315
225,000	Bonaventure, FL Devel. District Special Assessment	5.125	11/01/2022	03/31/2016	A	225,607
200,000	Brevard County, FL Industrial Devel. Revenue (TUFF Florida Tech)	6.000	11/01/2019	07/25/2018	B	210,816
15,000	Cape Coral, FL Wastewater & Irrigation	4.250	07/01/2022	03/31/2016	A	15,026
45,000	Celebration, FL Community Devel. District	5.125	05/01/2020	03/31/2016	A	45,136
50,000	Fishhawk, FL Community Devel. District	5.250	05/01/2018	03/31/2016	A	50,213
100,000	FL Capital Projects Financing Authority (Florida Universities Student Hsg.)	5.125	10/01/2021	03/31/2016	A	99,999
10,000	FL Dept. of General Services	4.500	09/01/2019	03/31/2016	A	10,037
15,000	FL Dept. of General Services	4.750	09/01/2018	03/31/2016	A	15,059
5,000	FL Education System (State of Florida University Hsg. Facility)	4.500	07/01/2019	03/31/2016	A	5,018

8 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$75,000	FL Education System (University of Florida Dept. of Hsg. & Residence Education Hsg. System)	5.000%	07/01/2019	03/31/2016	A	$76,064
10,000	FL Municipal Loan Council	4.750	11/01/2021	03/31/2016	A	10,037
5,000	FL Municipal Loan Council	5.000	10/01/2025	04/01/2016	A	5,018
25,000	FL Water Pollution Control	4.875	01/15/2017	03/31/2016	A	25,102
55,000	Flagler County, FL School District	5.000	08/01/2018	03/31/2016	A	55,219
50,000	Hernando County, FL School Board	4.875	12/01/2018	03/31/2016	A	50,118
1,000,000	Highlands County, FL School Board	4.000	03/01/2021	09/01/2016	A	1,018,650
130,000	Indian River County, FL Revenue (Spring Training Facility)	5.250	04/01/2017	04/01/2016	A	130,572
3,555,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center/Lakeland Regional Hospital System Obligated Group)	5.000	11/15/2023	11/15/2016	A	3,666,556
10,000	Manatee County, FL School District	4.000	10/01/2017	04/01/2016	A	10,027
50,000	Marion County, FL GO	4.625	08/01/2017	03/31/2016	A	50,191
15,755,000	Miami-Dade County, FL Aviation (Miami International Airport) SPEARS	0.180 [1]	10/01/2041	03/07/2016	A	15,755,000
365,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)	6.125	09/15/2021	06/29/2019	B	398,292
50,000	Port St. Lucie, FL Community Redevel. Agency	4.250	01/01/2023	03/31/2016	A	50,048
5,000	Port St. Lucie, FL COP (Public Buildings Project)	4.250	09/01/2023	03/31/2016	A	5,008
10,000	St. Johns County, FL Ponte Vedra Utility System	4.000	10/01/2017	04/01/2016	A	10,024
25,000	Sunrise, FL Special Tax District No. 1	4.875	10/01/2018	04/01/2016	A	25,100
310,000	Sunrise, FL Special Tax District No. 1	4.800	10/01/2017	04/01/2016	A	311,228
3,850,000	West Palm Beach, FL City Hall	5.000	10/01/2026	10/01/2016	A	3,950,909
						26,757,436

Georgia—0.5%
100,000	Atlanta & Fulton County, GA Recreation Authority	4.250	12/01/2023	03/31/2016	A	100,337
885,000	Atlanta, GA Tax Allocation (Eastside)	5.400	01/01/2020	03/31/2016	A	888,425
65,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	03/31/2016	A	65,259
35,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	03/31/2016	A	35,142

9 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$575,000	GA Private Colleges & University Authority (Mercer University)	5.000%	10/01/2020	10/01/2020		$664,602
280,000	GA Private Colleges & University Authority (Spelman College)	5.250	06/01/2021	03/31/2016	A	281,204
500,000	Gilmer County, GA GO	5.000	04/01/2020	04/01/2017	A	525,080
5,000	Gwinnett County, GA Hospital Authority	4.500	10/01/2024	04/01/2016	A	5,018
850,000	Houston County, GA Hospital Authority (Houston Heart Institute)	5.250	10/01/2016	10/01/2016		872,066
555,000	Metropolitan Atlanta, GA Rapid Transit Authority	6.250	07/01/2020	12/09/2017	B	610,233
						4,047,366

Idaho—0.1%
500,000	ID Health Facilities Authority (Partners in Healthcare)	2.500	05/01/2017	11/01/2016	A	500,260

Illinois—19.2%
11,700,000	Centerpoint, IL Intermodal Center Program	3.490 [1]	06/15/2023	12/16/2016	A	11,715,795
1,800,000	Chicago, IL Board of Education	5.000	12/01/2025	12/01/2016	A	1,825,938
50,000	Chicago, IL Board of Education	5.000	12/01/2016	03/31/2016	A	50,389
760,000	Chicago, IL Board of Education	5.000	12/01/2023	12/01/2016	A	771,119
325,000	Chicago, IL Board of Education	5.000	12/01/2018	12/01/2016	A	330,834
600,000	Chicago, IL Board of Education	5.000	12/01/2021	12/01/2016	A	609,054
100,000	Chicago, IL Board of Education	5.250	12/01/2018	03/31/2016	A	100,354
5,000,000	Chicago, IL Board of Education	5.000	12/01/2021	12/01/2017	A	5,173,000
100,000	Chicago, IL Board of Education	5.000	12/01/2022	12/01/2017	A	103,495
20,975,000	Chicago, IL Board of Education	6.000	01/01/2020	07/28/2018	B	22,630,976
610,000	Chicago, IL Board of Education	5.250	12/01/2020	03/31/2016	A	612,153
555,000	Chicago, IL Board of Education	5.000	12/01/2021	03/31/2016	A	556,804
400,000	Chicago, IL Board of Education (School Reform)	2.350 [2]	12/01/2016	12/01/2016		389,332
80,000	Chicago, IL Building Acquisition COP	5.400	01/01/2019	03/31/2016	A	80,325
840,000	Chicago, IL Building Acquisition COP	5.400	01/01/2018	03/31/2016	A	843,486
45,000	Chicago, Il GO	5.000	01/01/2025	03/31/2016	A	45,455
495,000	Chicago, Il GO	5.000	01/01/2026	03/31/2016	A	500,009
10,000	Chicago, Il GO	5.000	01/01/2024	03/31/2016	A	10,101
5,000	Chicago, Il GO	5.000	01/01/2022	03/31/2016	A	5,049
11,835,000	Chicago, IL GO	5.000	01/01/2019	03/31/2016	A	11,867,191
100,000	Chicago, IL GO	5.000	01/01/2020	03/31/2016	A	100,396
195,000	Chicago, IL GO	5.000	01/01/2021	03/31/2016	A	195,772
275,000	Chicago, IL GO	5.250	01/01/2024	01/01/2018	A	288,194
1,105,000	Chicago, IL GO	5.000	01/01/2018	01/01/2017	A	1,128,404
200,000	Chicago, IL GO	5.000	01/01/2018	03/31/2016	A	200,792
100,000	Chicago, IL GO	5.000	12/01/2021	12/01/2016	A	102,220
15,000	Chicago, IL GO	5.000	01/01/2026	03/31/2016	A	15,060

10 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,000,000	Chicago, IL GO	5.000%	01/01/2022	01/01/2018	A	$1,038,210
2,000,000	Chicago, IL GO	5.000	12/01/2024	12/01/2016	A	2,043,500
35,000	Chicago, IL GO	5.000	01/01/2023	03/31/2016	A	35,340
25,000	Chicago, IL GO	5.000	01/01/2020	03/31/2016	A	25,243
5,000	Chicago, IL GO	4.250	01/01/2025	03/31/2016	A	5,003
470,000	Chicago, IL GO	5.000	01/01/2024	03/31/2016	A	474,564
4,925,000	Chicago, IL GO	5.000	01/01/2021	03/31/2016	A	4,972,822
100,000	Chicago, IL O’Hare International Airport	5.000	01/01/2020	01/01/2017	A	103,779
2,185,000	Chicago, IL Public Building Commission (Chicago School Reform)	5.250	12/01/2016	12/01/2016		2,225,248
150,000	Chicago, IL Sales Tax	5.000	01/01/2024	03/31/2016	A	152,374
170,000	Chicago, IL Sales Tax	5.000	01/01/2022	03/31/2016	A	172,691
100,000	Chicago, IL Sales Tax	5.000	01/01/2019	03/31/2016	A	101,583
110,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	03/31/2016	A	110,428
250,000	Chicago, IL Transit Authority Capital Grant Receipts	5.000	06/01/2016	06/01/2016		252,712
250,000	Chicago, IL Waterworks	5.000	11/01/2024	11/01/2016	A	256,112
190,000	Chicago, IL Waterworks	5.000	11/01/2023	11/01/2016	A	194,780
975,000	Cook County, IL GO	5.000	11/15/2026	05/15/2016	A	984,311
4,350,000	Cook County, IL GO	5.000	11/15/2019	05/15/2016	A	4,391,542
150,000	Country Club Hills, IL Sales Tax	5.000	12/01/2020	06/01/2016	A	151,672
80,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)	5.250	12/01/2022	12/01/2021	A	81,216
105,000	Eastern Illinois University (Auxiliary Facilities System)	4.125	04/01/2022	04/01/2016	A	105,260
10,000	Eastern Illinois University (Auxiliary Facilities System)	3.850	04/01/2017	04/01/2016	A	10,027
25,000	Forest Park, IL GO	4.850	12/01/2016	03/31/2016	A	25,103
1,565,000	IL Civic Center	6.250	12/15/2020	01/30/2019	B	1,721,062
15,000	IL COP	6.375	07/01/2017	03/31/2016	A	15,045
5,000	IL COP	5.800	07/01/2017	03/31/2016	A	5,014
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2022	07/01/2022		1,150,120
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2021	07/01/2021		1,750,641
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2023	07/01/2023		1,160,120
150,000	IL GO	5.000	04/01/2021	04/01/2016	A	150,503
4,000,000	IL GO	5.000	11/01/2026	03/31/2016	A	4,013,400
260,000	IL GO	5.000	11/01/2023	03/31/2016	A	260,871
70,000	IL GO	5.000	09/01/2023	03/31/2016	A	70,274
4,200,000	IL GO	5.000	10/01/2017	04/01/2016	A	4,213,650
65,000	IL GO	5.000	10/01/2016	04/01/2016	A	65,222

11 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois (Continued)
$30,000	IL GO	5.000%		06/01/2019	03/31/2016	A	$30,112
25,000	IL GO	5.000		10/01/2018	04/01/2016	A	25,081
555,000	IL GO	5.000		10/01/2019	04/01/2016	A	556,859
50,000	IL GO	5.000		09/01/2026	03/31/2016	A	50,186
30,000	IL GO	5.000		03/01/2018	03/31/2016	A	30,098
145,000	IL GO	5.000		03/01/2022	03/31/2016	A	145,471
25,000	IL GO	5.000		09/01/2019	03/31/2016	A	25,081
1,150,000	IL GO	5.000		03/01/2019	03/31/2016	A	1,153,738
15,000	IL Health Facilities Authority (Michael Reese Hospital & Medical Center)	7.600		02/15/2019	04/30/2016	A	16,841
365,000	IL Hsg. Devel. Authority	4.625		07/01/2023	07/01/2017	A	379,958
35,000	IL Hsg. Devel. Authority (Homeowner Mtg.)	3.625		08/01/2016	08/01/2016		35,317
150,000	IL Medical District COP	5.000		06/01/2022	03/31/2016	A	150,274
2,795,000	IL Regional Transportation Authority	5.000		07/01/2022	07/01/2016	A	2,838,267
630,000	Kankakee & Will Counties, IL Community Unit School District No. 5	4.125		12/01/2026	06/01/2017	A	648,226
580,000	Kankakee & Will Counties, IL Community Unit School District No. 5	4.125		12/01/2024	06/01/2017	A	598,415
4,000,000	Kendall County, IL Forest Preserve District	5.250		01/01/2023	01/01/2018	A	4,287,640
10,000,000	Kendall Kane & Will Counties, IL Community Unit School District No. 308	5.000		02/01/2026	02/01/2017	A	10,422,600
190,000	La Salle & DeKalb Counties, IL Community Unit School District No. 1	4.100		12/30/2017	07/04/2017	B	197,003
45,000	Lake County, IL School District No. 38 (Big Hallow)	3.500 [2]		02/01/2017	02/01/2017		44,427
500,000	Lansing, IL GO	4.000		03/01/2018	03/01/2018		528,795
1,000,000	Lemont, IL GO	4.850		12/01/2016	03/31/2016	A	1,003,780
310,000	Matteson, IL Waterworks	4.000		12/01/2019	03/31/2016	A	310,282
225,000	Riverdale, IL GO	4.500		01/01/2017	03/31/2016	A	225,655
150,000	Riverdale, IL GO	4.800		01/01/2023	03/31/2016	A	150,236
300,000	Saint Clair County, IL School District No. 189 East Saint Louis	5.100		01/01/2020	01/01/2020		297,600
100,000	Southwestern IL Devel. Authority (Belleville Township)	4.000		10/01/2018	04/01/2016	A	100,252
260,000	Southwestern, IL Devel. Authority (Granite City)[3]	5.250		03/01/2023	11/12/2016	A	271,331
35,000,000	University of Illinois (Utility Infrastructure)	0.750	[1]	08/15/2021	03/07/2016	A	35,000,000
1,020,000	University of Illinois Board of Trustees COP	5.250		10/01/2026	10/01/2017	A	1,089,217

12 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$2,110,000	University of Illinois Board of Trustees COP	5.250%	10/01/2022	10/01/2017	A	$2,259,093
370,000	University Park IL (Village of University Park Illinois)	4.100	12/01/2017	03/31/2016	A	371,173
385,000	University Park IL (Village of University Park Illinois)	4.200	12/01/2018	03/31/2016	A	386,236
280,000	University Park IL (Village of University Park Illinois)	4.250	12/01/2017	03/31/2016	A	280,739
70,000	University Park IL (Village of University Park Illinois)	4.250	12/01/2018	03/31/2016	A	70,164
700,000	Western IL EDA (Jacksonville School District No. 117)	2.000	01/01/2018	01/01/2018		712,845
350,000	Will & Kendall Counties, IL Community Consolidated School District No. 202	4.250	01/01/2019	07/01/2016	A	354,722
750,000	Will County, IL School District No. 88A Richland	4.100	10/01/2025	10/01/2019	A	797,385
						158,586,238

Indiana—1.1%
890,000	Gary Chicago, IN International Airport Authority	5.500	02/01/2025	02/01/2019	A	956,216
1,250,000	Hammond, IN Local Public Improvement District	3.250	05/01/2016	03/31/2016	A	1,250,513
1,000,000	Hammond, IN Local Public Improvement District	5.000	02/01/2024	02/01/2018	A	1,042,380
3,000,000	Indiana, IN Bond Bank Special Program Floaters	0.350 [1]	04/15/2018	03/07/2016	A	3,000,000
3,000,000	Indianapolis, IN Local Public Improvement Bond Bank (Nos Innovation Partners) PUTTERS	0.290 [1]	02/01/2019	03/07/2016	A	3,000,000
						9,249,109

Iowa—0.0%
100,000	Coralville, IA GO	3.250	05/01/2016	05/01/2016		100,414
15,000	IA HFA (Multifamily Hsg.)	6.000	04/01/2021	04/01/2016	A	15,051
130,000	Keokuk, IA Hospital Facility (Keokuk Area Hospital)	5.250	12/01/2021	03/31/2016	A	130,542
						246,007

Kansas—1.1%
35,000	Johnson County, KS GO	4.000	09/01/2017	03/31/2016	A	35,112
8,970,000	University of Kansas Hospital Authority (Kansas University Health System) Floaters	0.160 [1]	09/01/2045	03/07/2016	A	8,970,000
5,000	Wyandotte County/Kansas City, KS Unified Government (Public Utility Office Building Complex)	5.000	05/01/2021	03/28/2016	A	5,019
						9,010,131

13 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Kentucky—0.1%
$460,000	Corbin, KY Independent School District	2.000%	02/01/2018	02/01/2018		$469,794
10,000	KY Rural Water Finance Corp.	4.750	02/01/2028	03/31/2016	A	10,036
						479,830

Louisiana—2.5%
18,560,000	LA Local Government EF&CD Authority (Woman’s Hospital Foundation) SPEARS	0.200 [1]	10/01/2040	03/07/2016	A	18,560,000
1,000,000	LA Public Facilities Authority (Nineteenth Judicial District Court)	4.500	06/01/2021	06/01/2017	A	1,049,780
980,000	LA Tobacco Settlement Financing Corp. (TASC)[3]	5.000	05/15/2024	03/31/2016	A	982,332
390,000	Monroe, LA Sales Tax	3.000	03/01/2020	03/31/2016	A	390,507
						20,982,619

Maine—0.0%
25,000	ME H&HEFA (Central Maine Medical Center)	4.400	07/01/2025	03/31/2016	A	25,042
75,000	ME H&HEFA (FMemH / HDGH / MCOTA / MDIH / PBMC / 75SS Obligated Group)	5.000	07/01/2021	07/01/2016	A	76,197
						101,239

Maryland—0.1%
105,000	Anne Arundel County, MD GO	5.000	03/01/2016	03/01/2016		105,028
225,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	4.400	07/01/2021	03/31/2016	A	225,594
25,000	MD EDC Student Hsg. (University of Maryland College Park)	5.000	06/01/2017	06/01/2016	A	25,305
50,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)	4.050	07/01/2016	03/31/2016	A	50,165
50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)	4.250	06/30/2019	03/31/2016	A	50,171
						456,263

Massachusetts—1.1%
10,000	Clinton, MA GO	4.750	03/15/2017	03/31/2016	A	10,039
15,000	Clinton, MA GO	4.750	03/15/2016	03/15/2016		15,031
790,000	MA Bay Transportation Authority	6.200	03/01/2016	03/01/2016		790,174
250,000	MA Devel. Finance Agency (Avon Association)	5.000	04/01/2018	04/01/2018		266,008
345,000	MA Devel. Finance Agency (Lawrence General Hospital)	5.000	07/01/2018	07/01/2018		367,994
32,459	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2018	05/03/2018	B	32,431
735,000	MA Devel. Finance Agency (Wheelock College)	5.000	10/01/2017	04/07/2017	B	760,210

14 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$190,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	4.750%	07/01/2022	03/31/2016	A	$190,530
180,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)	5.000	07/01/2033	03/03/2016	A	180,097
40,000	MA Ralph C. Mahar Regional School District	4.000	08/01/2019	03/31/2016	A	40,528
50,000	MA Ralph C. Mahar Regional School District	4.000	08/01/2018	03/31/2016	A	50,660
4,000,000	MA School Building Authority	5.000	08/15/2025	08/15/2022	A	4,917,560
1,750,000	MA Special Obligation[4]	1.854	01/01/2018	07/01/2016	A	1,763,493
100,000	MA Special Obligation (Consolidated Loan)[4]	3.396	06/01/2017	03/01/2016	A	102,033
20,000	Revere, MA GO	4.000	06/15/2016	03/31/2016	A	20,061
						9,506,849

Michigan—5.1%
400,000	Allen Park, MI GO	4.000	04/01/2020	04/01/2016	A	401,084
400,000	Charyl Stockwell Academy, MI Public School Academy	4.875	10/01/2023	06/29/2020	B	406,068
455,000	Clare, MI Public Schools	4.000	05/01/2021	05/01/2016	A	458,008
4,000,000	Detroit, MI City School District Floaters	0.260 [1]	05/01/2032	03/07/2016	A	4,000,000
345,000	Detroit, MI Downtown Devel. Authority	3.181 [2]	07/01/2016	07/01/2016		338,869
674,250	Detroit, MI GO	5.250	04/01/2016	03/31/2016	A	675,808
2,325	Detroit, MI GO	4.000	04/01/2017	04/01/2017		2,316
9,300	Detroit, MI GO	5.250	04/01/2017	04/01/2016	A	9,317
4,650	Detroit, MI GO	5.000	04/01/2016	03/31/2016	A	4,662
2,325	Detroit, MI GO	5.250	04/01/2019	04/01/2016	A	2,331
69,750	Detroit, MI GO	5.000	04/01/2017	04/01/2016	A	69,916
31,000	Detroit, MI GO	5.250	04/01/2019	04/01/2016	A	31,026
869,550	Detroit, MI GO	5.000	04/01/2020	04/01/2016	A	870,228
50,000	Detroit, MI Sewer Disposal System	5.750 [2]	07/01/2018	07/01/2018		46,180
515,000	Detroit, MI Sewer Disposal System	5.500	07/01/2017	07/01/2017		547,739
110,000	Detroit, MI Sewer Disposal System	5.000	07/01/2022	07/01/2016	A	111,157
25,000	Detroit, MI Sewer Disposal System	5.500	07/01/2016	07/01/2016		25,419
100,000	Detroit, MI Sewer Disposal System	5.250	07/01/2016	07/01/2016		101,592
50,000	Detroit, MI Sewer Disposal System	5.000	07/01/2017	07/01/2016	A	50,665
50,000	Detroit, MI Sewer Disposal System	5.250	07/01/2019	07/01/2017	A	52,304
50,000	Detroit, MI Water Supply System	4.800	07/01/2018	07/01/2018		54,539
530,000	Detroit, MI Water Supply System	5.000	07/01/2026	07/01/2016	A	534,759

15 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$435,000	Detroit, MI Water Supply System	5.000%	07/01/2022	07/01/2016	A	$439,576
600,000	Detroit, MI Water Supply System	5.000	07/01/2025	07/01/2016	A	605,514
20,000	Detroit, MI Water Supply System	5.000	07/01/2024	07/01/2016	A	20,193
1,000,000	Detroit, MI Water Supply System	5.000	07/01/2018	07/01/2016	A	1,012,590
160,000	Elba, MI GO	4.125	05/01/2017	05/01/2016	A	160,958
850,000	Fitzgerald, MI Public School District	4.000	05/01/2021	05/01/2016	A	855,618
100,000	Highland Park, MI Building Authority	7.750	05/01/2018	09/08/2017	B	110,025
690,000	Lapeer, MI GO	5.000	12/01/2017	06/02/2017	B	722,872
4,740,450	MI Finance Authority (City of Detroit)	5.000	04/01/2020	03/31/2016	A	4,741,303
25,350	MI Finance Authority (City of Detroit)	5.000	04/01/2016	03/31/2016	A	25,414
380,250	MI Finance Authority (City of Detroit)	5.000	04/01/2017	03/31/2016	A	381,155
3,675,750	MI Finance Authority (City of Detroit)	5.250	04/01/2016	03/31/2016	A	3,684,241
12,675	MI Finance Authority (City of Detroit)	5.250	04/01/2019	04/01/2016	A	12,706
12,675	MI Finance Authority (City of Detroit)	4.000	04/01/2017	04/01/2017		12,624
2,300,000	MI Finance Authority (Detroit School District)	4.750	06/01/2016	06/01/2016		2,311,247
3,325,000	MI Finance Authority (Detroit School District)	5.000	06/01/2016	06/01/2016		3,356,488
11,150,000	MI Finance Authority (Detroit School District)	5.500	06/01/2021	12/25/2019	B	12,097,862
169,000	MI Finance Authority (Detroit)	5.000	04/01/2018	04/01/2016	A	169,402
1,160,000	MI Hsg. Devel. Authority, Series A	4.750	10/01/2019	10/11/2017	A	1,241,432
100,000	Taylor, MI School District	4.250	05/01/2022	03/31/2016	A	100,332
155,000	Wayne County, MI Building Authority	5.250	06/01/2016	03/31/2016	A	155,674
1,115,000	Wayne County, MI Downriver Sewer Disposal	5.125	11/01/2018	05/01/2016	A	1,120,709
375,000	Wayne, MI GO	4.400	10/01/2021	04/01/2016	A	375,281
						42,507,203

Minnesota—0.8%
1,850,000	Edina, MN Multifamily Hsg. (Yorktown Continental)	2.250	06/01/2016	06/01/2016		1,849,667
355,000	Minneapolis, MN Multifamily Hsg.	3.000	01/01/2018	07/01/2016	A	355,163
2,715,000	Norwood Young America MN Healthcare & Hsg. (Peace Villa)	1.500	08/01/2016	08/01/2016		2,713,616
835,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)	5.000	12/01/2018	12/11/2017	B	884,983
305,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000	03/01/2016	03/01/2016		305,043

16 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Minnesota (Continued)
$205,000	Woodbury, MN Charter School (MSA Building Company)	3.650%	12/01/2020	12/01/2020		$210,625
100,000	Woodbury, MN Charter School (MSA Building Company)	2.900	12/01/2017	12/01/2017		100,715
180,000	Woodbury, MN Charter School (MSA Building Company)	2.650	12/01/2016	12/01/2016		180,466
						6,600,278

Mississippi—0.4%
50,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	5.500	07/01/2021	03/31/2016	A	50,197
1,895,000	MS Devel. Bank (Biloxi)	4.500	11/01/2019	11/01/2016	A	1,944,004
800,000	MS Devel. Bank (Jackson Water & Sewer System)	5.250	12/01/2022	12/01/2022		987,152
170,000	Parkway East, MS Public Improvement District	4.250	05/01/2020	05/01/2016	A	170,155
						3,151,508

Missouri—1.7%
515,000	Brentwood, MO Tax Increment (Hanley Stadium Redevel.)	3.200	11/01/2021	02/24/2018	B	517,034
2,585,000	MO Devel. Finance Board (Branson Landing)	6.000	06/01/2020	09/16/2018	B	2,817,754
70,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	03/31/2016	A	70,323
10,000	MO Environmental Improvement & Energy Resources Authority	7.200	07/01/2016	03/31/2016	A	10,090
40,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	03/31/2016	A	40,167
25,000	MO Environmental Improvement & Energy Resources Authority	5.375	01/01/2017	03/31/2016	A	25,113
150,000	MO Monarch-Chesterfield Levee District[3]	5.750	03/01/2019	03/03/2016	A	150,681
75,000	O’Fallon, MO GO	4.375	03/01/2017	03/31/2016	A	75,267
9,980,000	St. Louis, MO Airport (Lambert- St. Louis International Airport) Floaters	0.190 [1]	07/01/2026	03/07/2016	A	9,980,000
240,000	Union, MO R-XI School District COP	4.500	03/01/2017	03/31/2016	A	240,658
240,000	Union, MO R-XI School District COP	4.400	03/01/2016	03/01/2016		240,048
						14,167,135

Nebraska—0.0%
50,000	Lincoln, NE (Antelope Valley)	5.000	09/15/2016	03/31/2016	A	50,211

Nevada—1.2%
1,000,000	Clark County, NV GO	4.500	06/01/2017	06/01/2016	A	1,011,000
1,340,000	Clark County, NV Improvement
	District (Caesars Palace Realty
	Corp./Parball Corp. Obligated
	Group)	4.500	08/01/2025	08/01/2017	A	1,409,693

17 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$140,000	Clark County, NV School District	5.000%	06/15/2021	06/15/2018	A	$153,908
2,000,000	Clark County, NV School District	3.500	06/15/2024	06/15/2017	A	2,065,140
1,045,000	North Las Vegas, NV GO	5.000	05/01/2021	05/01/2016	A	1,047,832
1,500,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2023	10/01/2016	A	1,511,565
1,000,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2022	10/01/2016	A	1,008,050
1,105,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2021	10/01/2016	A	1,115,442
650,000	Reno, NV Hospital (Renown Regional Medical Center/Renown Network Services Obligated Group)	5.500	06/01/2023	06/01/2018	A	713,226
10,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2017	03/31/2016	A	10,023
						10,045,879

New Jersey—6.8%
1,000,000	Atlantic City, NJ GO	4.000	08/01/2016	08/01/2016		1,008,300
600,000	Atlantic City, NJ GO	5.500	02/15/2017	02/15/2017		615,204
425,000	Bound Brook Boro, NJ GO	4.000	02/15/2020	02/15/2018	A	451,698
2,525,000	Casino Reinvestment Devel. Authority of NJ	5.250	01/01/2019	03/31/2016	A	2,560,830
1,500,000	Casino Reinvestment Devel. Authority of NJ	5.250	01/01/2024	03/31/2016	A	1,521,285
3,515,000	Casino Reinvestment Devel. Authority of NJ	5.000	11/01/2023	11/01/2023		3,910,648
25,000	Casino Reinvestment Devel. Authority of NJ	5.000	06/01/2016	03/31/2016	A	25,090
145,000	Casino Reinvestment Devel. Authority of NJ	5.250	06/01/2019	03/31/2016	A	145,515
155,000	Casino Reinvestment Devel. Authority of NJ	5.125	01/01/2017	03/31/2016	A	157,182
260,000	Gloucester County, NJ Utilities Authority	4.250	01/01/2021	03/31/2016	A	260,861
375,000	Hudson County, NJ Improvement Authority (Weehawkeip-Baldwin Avenue)	4.125	07/01/2016	03/31/2016	A	376,099
100,000	Jefferson City, NJ GO	4.250	08/01/2016	08/01/2016		101,553
20,000	Lindenwold, NJ GO	4.050	12/01/2016	03/31/2016	A	20,063
150,000	Lyndhurst, NJ GO	4.700	05/01/2017	03/31/2016	A	150,582
15,000	Lyndhurst, NJ GO	4.700	05/01/2016	03/31/2016	A	15,060
915,000	Montville Township, NJ School District	4.000	02/01/2022	03/22/2016	A	917,260
700,000	Neptune City, NJ School District	4.200	07/15/2026	07/15/2016	A	707,000
645,000	Neptune City, NJ School District	4.125	07/15/2024	07/15/2016	A	651,895
500,000	Newark, NJ GO	5.000	07/15/2019	07/15/2019		542,825
500,000	Newark, NJ GO	5.000	07/15/2018	07/15/2018		533,855
500,000	Newark, NJ GO	5.000	07/15/2017	07/15/2017		521,180
315,000	Newark, NJ GO	5.000	07/15/2016	07/15/2016		319,007

18 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$335,000	Newark, NJ GO	5.000%	07/15/2019	07/15/2019		$363,693
330,000	Newark, NJ GO	5.000	07/15/2018	07/15/2018		352,344
325,000	Newark, NJ GO	5.000	07/15/2017	07/15/2017		338,767
75,000	NJ EDA	5.000	06/15/2016	06/15/2016		75,795
7,660,000	NJ EDA (Motor Vehicle Surcharges)	5.250	07/01/2025	07/01/2025		9,061,397
10,000	NJ EDA (Motor Vehicle Surcharges)	4.500	07/01/2024	03/31/2016	A	10,037
15,000	NJ EDA (Municipal Loan Pool)	4.625	11/15/2020	03/31/2016	A	15,056
5,000	NJ EDA (Municipal Loan Pool)	4.300	11/15/2016	03/31/2016	A	5,018
2,000,000	NJ EDA (School Facilities Construction)	5.000	03/01/2023	03/01/2023		2,218,680
6,000,000	NJ EDA (School Facilities Construction)	5.500	09/01/2024	09/01/2024		6,957,420
725,000	NJ EDA (School Facilities Construction)	5.500	09/01/2023	09/01/2023		864,432
250,000	NJ EDA (School Facilities Construction)	2.198 [1]	02/01/2018	04/01/2016	A	255,432
95,000	NJ Educational Facilities Authority (Higher Education)	5.000	09/01/2019	03/31/2016	A	95,390
150,000	NJ Educational Facilities Authority (Higher Education)	4.250	09/01/2018	09/01/2016	A	152,986
1,000,000	NJ Educational Facilities Authority (Higher Education)	5.000	06/15/2026	06/15/2024	A	1,090,860
300,000	NJ Educational Facilities Authority (Higher Education)	5.000	09/01/2016	03/31/2016	A	301,248
85,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)	6.000	12/01/2017	06/28/2017	B	90,694
10,000	NJ Health Care Facilities Financing Authority (RWJHCCH / RWJUHH Obligated Group)	4.125	07/01/2020	03/31/2016	A	10,021
15,000	NJ Hsg. & Mtg. Finance Agency	4.375	11/01/2019	03/31/2016	A	15,041
95,000	NJ Hsg. & Mtg. Finance Agency, Series AA	5.250	04/01/2016	04/01/2016		95,255
15,000	NJ Sports & Expositions Authority	4.125	09/01/2018	03/31/2016	A	15,050
50,000	NJ Sports & Expositions Authority	4.000	09/01/2016	03/31/2016	A	50,168
500,000	NJ State Building Authority	5.000	06/15/2024	06/15/2016	A	506,985
20,000	NJ Tobacco Settlement Financing Corp.	4.625	06/01/2026	06/01/2017	A	20,009
105,000	NJ Tobacco Settlement Financing Corp.	4.500	06/01/2023	06/01/2017	A	106,519
1,370,000	NJ Transportation Trust Fund Authority	5.250	12/15/2023	12/15/2023		1,622,025
405,000	NJ Transportation Trust Fund Authority	5.500	12/15/2016	12/15/2016		420,763
12,160,000	NJ Transportation Trust Fund Authority	5.500	12/15/2019	12/15/2019		13,752,595

19 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$200,000	NJ Transportation Trust Fund Authority	5.500%	12/15/2017	12/15/2017		$214,576
250,000	NJ Water Authority (Manasquan Reservoir Water Supply)	5.000	08/01/2016	03/31/2016	A	251,023
30,000	Passaic Valley, NJ Sewage Commissioners	5.000	12/01/2020	03/31/2016	A	30,117
950,000	Paterson, NJ GO	3.500	03/15/2017	03/15/2017		972,145
260,000	South Jersey, NJ Port Corp.	3.000	01/01/2017	01/01/2017		264,025
						56,108,558

New Mexico—0.1%
200,000	Farmington, NM Hospital (San Juan Regional Medical Center)	5.000	06/01/2023	03/31/2016	A	200,702
785,000	University of New Mexico	6.000	06/01/2021	10/26/2018	B	881,688
						1,082,390

New York—4.3%
595,000	Albany, NY IDA (Sage Colleges)	5.250	04/01/2019	10/24/2017	B	592,322
2,375,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.000	04/01/2022	11/23/2019	B	2,500,827
750,000	Dutchess County, NY IDA (Bard College)	5.000	08/01/2022	08/01/2017	A	757,552
500,000	Jefferson County, NY IDA Solid Waste Disposal (Reenergy Black River LLC)	4.750	01/01/2020	10/15/2018	B	497,115
2,250,000	L.I., NY Power Authority, Series A	5.000	12/01/2026	06/01/2016	A	2,276,325
40,000	Miller Place, NY Union Free School District	4.125	06/15/2016	03/31/2016	A	40,127
3,000,000	Nassau County, NY Tobacco Settlement Corp.	5.250 [5]	06/01/2026	06/01/2016	A	3,006,030
1,500,000	NY MTA, Series O	5.500	07/01/2017	12/19/2016	B	1,597,050
645,000	NY Triborough Bridge & Tunnel Authority	5.500	01/01/2017	01/01/2017	A	672,658
9,070,000	NYC GO	5.000	10/01/2022	10/01/2022		11,102,224
6,455,000	NYC GO	5.000	08/01/2022	08/01/2021	A	7,784,149
70,000	NYC GO4	2.922	08/01/2017	08/01/2016	A	70,725
580,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2016	11/01/2016		586,786
1,500,000	NYS DA (ALIA-PSCH)	4.800	12/01/2023	10/18/2020	B	1,529,025
20,000	NYS DA (Brookdale Family Care Centers/Urban Strategies- Brookdale Family Care Center Obligated Group)	4.000	11/15/2017	03/31/2016	A	20,064
745,000	NYS DA (City University)	5.625	07/01/2016	07/01/2016		758,060
5,000	NYS DA (Special Act School Districts)	6.000	07/01/2019	03/31/2016	A	5,024
100,000	Poughkeepsie City, NY GO	4.000	03/15/2019	03/31/2016	A	100,262
50,000	Ramapo, NY GO	4.000	08/01/2020	08/01/2016	A	50,754

20 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$910,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	6.200%	12/01/2017	06/02/2017	B	$906,506
30,000	Suffolk County, NY IDA (Dowling College)[6]	6.700	12/01/2020	01/18/2019	B	21,000
20,000	West Islip, NY Union Free School District	4.000	10/01/2019	04/01/2016	A	20,062
110,000	Westchester County, NY Tobacco Asset Securitization Corp.	4.500	06/01/2021	03/31/2016	A	110,039
310,000	Yonkers, NY IDA (St. John’s Riverside Hospital)	6.800	07/01/2016	03/31/2016	A	311,200
						35,315,886

North Carolina—0.0%
250,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2022	05/15/2017	A	263,768

North Dakota—0.3%
1,690,000	Underwood, ND Loan Anticipation	1.000	09/01/2016	03/31/2016	A	1,690,203
415,000	Williston, ND GO3	1.000	05/01/2017	05/01/2017		415,050
80,000	Williston, ND Sales Tax	3.000	05/01/2020	03/31/2016	A	80,104
						2,185,357

Ohio—2.8%
150,000	Akron, OH Sewer System	5.000	12/01/2017	12/01/2017		160,231
10,000	Cleveland, OH Public Power System (Dept. of Public Utilities Division of Public Power)	5.000	11/15/2019	11/15/2016	A	10,322
6,730,000	Cleveland, OH Waterworks (Dept. of Public Utilities Division)	5.500	01/01/2021	02/09/2019	B	7,552,742
10,470,000	Hamilton County, OH Health Care Facilities (Christ Hospital) Floaters	0.130 [1]	06/01/2042	03/07/2016	A	10,470,000
2,000,000	Lancaster, OH Port Authority	0.586 [1]	08/01/2016	04/01/2016	A	1,999,960
2,410,000	OH Higher Educational Facility Commission (Hiram College)	6.000	10/01/2021	08/21/2018	A	2,483,047
75,000	OH University of Toledo	5.000	06/01/2018	12/01/2016	A	77,282
110,000	Solon, OH School District	5.500	12/01/2016	12/01/2016		114,123
395,000	Youngstown, OH GO	4.000	12/01/2019	12/01/2016	A	401,885
						23,269,592

Oklahoma—0.4%
2,490,000	OK Devel. Finance Authority (Haverland Carter Lifestyle Group/La Vida Llena/Sommerset Neighborhood Obligated Group)	5.000	07/01/2025	09/22/2022	B	2,823,486
210,000	OK Municipal Power Authority	5.750	01/01/2024	08/22/2019	B	245,452
225,000	Tulsa, OK Industrial Authority (University of Tulsa)	6.000	10/01/2016	10/01/2016		228,737
						3,297,675

21 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon—0.2%
$5,000	Mount Hood, OR Community College District	4.900%	07/15/2016	03/31/2016	A	$5,021
1,500,000	Tri-County, OR Metropolitan Transportation District	3.000	11/01/2016	03/31/2016	A	1,503,585
15,000	Umatilla County, OR Hospital Finance Authority (Catholic Health Initiatives)	5.000	05/01/2022	03/31/2016	A	15,061
10,000	Umatilla County, OR Hospital Finance Authority (Catholic Health Initiatives)[3]	5.500	03/01/2022	03/16/2016	A	10,044
100,000	Umatilla County, OR School District No. 61 (Stanfield)	3.950	06/15/2018	03/31/2016	A	100,272
						1,633,983

Other Territory—0.1%
815,076	Public Hsg. Capital Fund Multi- State Revenue Trust III	5.000	07/01/2022	07/01/2022		850,450

Pennsylvania—6.7%
150,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)	4.750	05/01/2025	05/01/2017	A	155,226
250,000	Allegheny County, PA HEBA (Carlow University)	4.500	11/01/2016	11/01/2016		252,547
170,000	Dauphin County, PA General Authority (PHH/PHS/PHMS Obligated Group)	5.250	06/01/2017	12/05/2016	B	175,250
1,000,000	Delaware Valley, PA Regional Financial Authority	5.750	07/01/2017	07/01/2017		1,065,780
3,100,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000	07/01/2027	07/01/2020	A	3,302,833
260,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[3]	4.750	03/15/2020	03/26/2016	A	260,569
1,000,000	Harrisburg, PA Water System	5.000	07/15/2020	03/31/2016	A	1,003,410
2,205,000	Harrisburg, PA Water System	5.000	07/15/2018	03/31/2016	A	2,212,938
365,000	Hazleton, PA GO	4.100	12/01/2019	03/31/2016	A	366,157
355,000	Hazleton, PA GO	4.050	12/01/2018	03/31/2016	A	356,093
345,000	Hazleton, PA GO	4.000	12/01/2017	03/31/2016	A	346,087
200,000	Lancaster County, PA Hospital Authority (St. Anne’s Retirement Community)	3.750	04/01/2017	04/01/2017		202,612
145,000	Lehigh County, PA GPA (Cedar Crest College)	5.000	04/01/2026	04/01/2016	A	145,596
315,000	Lehigh County, PA GPA (Cedar Crest College)	5.000	04/01/2026	04/01/2016	A	316,295
2,075,000	Luzerne County, PA GO	5.000	05/15/2022	05/15/2022		2,417,831
2,260,000	Luzerne County, PA GO	5.000	05/15/2023	05/15/2023		2,661,805
1,585,000	Luzerne County, PA GO	7.000	11/01/2018	11/29/2017	B	1,732,770
2,795,000	Luzerne County, PA GO	5.000	11/15/2023	11/15/2023		3,301,035

22 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$675,000	Mid Valley, PA School District	3.625%	03/15/2018	03/15/2017	A	$693,657
300,000	Montgomery County, PA HEHA (Dickinson College)	4.500	05/01/2022	05/01/2016	A	302,226
150,000	Montgomery County, PA IDA (Haverford School)	4.000	03/15/2023	03/31/2016	A	150,464
2,750,000	PA EDFA (US Airways Group)	8.000	05/01/2029	05/01/2020	A	3,233,890
2,930,000	PA HEFA (Elizabethtown College)	5.000	12/15/2027	06/15/2016	A	2,963,490
2,520,000	PA Public School Building Authority (Philadelphia School District)	5.000	04/01/2018	04/01/2018		2,705,018
6,200,000	PA Public School Building Authority (Philadelphia School District)	5.000	06/01/2023	06/01/2023		6,995,026
15,730,000	PA Public School Building Authority (Philadelphia School District)	5.000	06/01/2026	12/01/2016	A	16,232,416
140,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	4.000	04/01/2017	10/04/2016	B	138,369
730,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.250	06/15/2023	02/27/2021	B	823,133
50,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority	4.050	02/15/2018	03/31/2016	A	50,115
25,000	Sellersville, PA GO	4.200	05/15/2016	03/31/2016	A	25,085
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)	5.000	11/15/2021	05/15/2020	A	583,620
125,000	Susquehanna, PA Area Regional Airport Authority	3.000	01/01/2017	01/01/2017		126,461
						55,297,804

Rhode Island—0.6%
10,000	RI Clean Water Finance Agency	4.500	10/01/2022	04/01/2016	A	10,037
5,000	RI Clean Water Protection Finance Agency	5.000	10/01/2018	04/01/2016	A	5,021
100,000	RI Clean Water Protection Finance Agency	5.500	10/01/2018	04/01/2016	A	101,375
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)	5.000	11/01/2019	03/31/2016	A	50,209
10,000	RI Health & Educational Building Corp. (Public Schools Financing Program)	4.500	05/15/2024	05/15/2016	A	10,082
1,400,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.000	05/15/2026	05/15/2016	A	1,410,598
40,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500	05/15/2016	03/31/2016	A	40,186

23 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Rhode Island (Continued)
$3,130,000	RI State & Providence Plantations	5.000%	08/01/2018	03/31/2016	A	$3,143,115
335,000	Woonsocket, RI Hsg. Authority	4.500	09/01/2017	03/31/2016	A	339,583
						5,110,206

South Carolina—0.0%
10,000	Myrtle Beach, SC Public Facilities Corp. COP (Myrtle Beach Stadium)	5.000	07/01/2018	03/31/2016	A	10,040

South Dakota—0.0%
245,000	Minnehaha County, SD	4.000	12/01/2017	03/31/2016	A	245,782

Tennessee—0.2%
675,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2017	12/15/2017		717,835
125,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2016	12/15/2016		129,039
10,000	Tipton County, TN Elementary School	4.300	04/01/2019	04/01/2016	A	10,035
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2018	09/01/2018		218,862
175,000	TN Energy Acquisition Gas Corp.	5.000	02/01/2017	02/01/2017		181,146
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2019	09/01/2019		223,064
						1,479,981

Texas—6.1%
30,000	Austin, TX Town Lake Park Community Events	4.000	11/15/2017	03/31/2016	A	30,082
75,000	Bedford, TX GO	5.000	02/01/2018	03/31/2016	A	75,313
1,865,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital	5.000	12/01/2024	12/01/2024		2,078,766
1,200,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital	5.000	12/01/2023	12/01/2023		1,348,836
100,000	Bowie County, TX (Pass-Through Toll)	4.000	08/01/2017	08/01/2016	A	101,532
10,000	Brazoria County, TX Municipal Utility District No. 26	4.125	09/01/2018	03/31/2016	A	10,019
2,420,000	Brazoria-Fort Bend County, TX Municipal Utility District No. 1	1.000	09/01/2017	09/01/2017		2,424,913
100,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)	7.750	02/15/2018	08/23/2017	B	104,107
675,000	El Paso County, TX Hospital District COP	5.000	08/15/2025	08/15/2023	A	802,426
4,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	4,334,560
90,000	Gainesville, TX Hospital District	4.000	08/15/2019	08/15/2017	A	94,024
100,000	Galveston County, TX Water Control & Improvement District No. 1	4.000	03/01/2016	03/01/2016		100,022

24 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$15,000	Goose Creek, TX Consolidated Independent School District	4.750%	02/15/2029	03/31/2016	A	$15,058
10,000	Harris County, TX GO	5.000	10/01/2023	10/01/2016	A	10,279
20,000	Lower Valley, TX Water District	5.000	09/15/2018	03/31/2016	A	20,084
275,000	Maverick County, TX GO COP	5.000	03/01/2020	03/31/2016	A	276,100
25,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.000	09/15/2017	09/15/2017		25,968
175,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.000	09/15/2018	09/15/2018		184,702
185,000	Newark, TX Cultural Education Facilities Finance Corp.	7.250	08/15/2021	08/15/2016	A	194,607
35,000	North East TX Hospital Authority (Northeast Medical Center Hospital)	5.625	05/15/2022	03/31/2016	A	35,139
320,000	Northwest Harris County, TX Municipal Utility District No. 22	5.700	04/01/2017	04/01/2016	A	321,533
150,000	Red River, TX Health Facilities Devel. Corp. (Wichita Falls Retirement Foundation)	4.700	01/01/2022	08/22/2019	B	158,970
490,000	Robstown, TX GO COP	3.350 [2]	03/01/2024	03/01/2024		374,688
635,000	South Limestone, TX Hospital District[3]	4.950	03/01/2022	09/01/2018	A	646,278
1,145,000	South Limestone, TX Hospital District[3]	4.950	03/01/2024	09/01/2018	A	1,170,511
3,200,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Floaters	0.210 [1]	11/15/2029	03/07/2016	A	3,200,000
5,100,000	Tarrant County, TX Hsg. Finance Corp. (Reserve Quebec Apartments)	1.000	08/01/2018	08/01/2018		5,099,949
5,000	TX Lower Colorado River Authority	5.375	05/15/2020	03/31/2016	A	5,021
5,000	TX Lower Colorado River Authority	5.250	05/15/2021	03/31/2016	A	5,021
7,985,000	TX Municipal Gas Acquisition & Supply Corp.	5.625	12/15/2017	06/18/2017	B	8,365,884
105,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)	5.350	12/01/2017	06/08/2017	B	109,994
19,000,000	TX Transportation Commission	0.230 [1]	04/01/2026	03/07/2016	A	19,000,000
						50,724,386

Vermont—0.2%
390,000	Burlington, VT GO	5.000	11/01/2018	11/01/2018		421,839
200,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		228,056
350,000	Burlington, VT GO	5.000	11/01/2016	11/01/2016		358,799

25 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Vermont (Continued)
$370,000	Burlington, VT GO	5.000%	11/01/2017	11/01/2017		$389,762
						1,398,456

Virginia—0.2%
50,000	Bedford, VA Electric System	3.900	06/01/2018	03/31/2016	A	50,153
400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000	01/01/2019	01/01/2019		424,176
50,000	New Kent County, VA Economic Devel. Authority	5.000	02/01/2024	02/01/2017	A	52,094
950,000	Richmond, VA MTA	5.250	07/15/2017	01/04/2017	B	978,320
15,000	Virginia Beach, VA Devel. Authority (Virginia Beach General Hospital)	5.125	02/15/2018	08/21/2017	B	15,731
						1,520,474

Washington—1.1%
295,000	Cowlitz County, WA Sewer (Seattle-Northwest Securities Corp.)	5.500	11/01/2016	11/01/2016		302,065
10,000	Grant County, WA Public Hospital District No. 1 (Samaritan Hospital)	5.250	09/01/2019	03/31/2016	A	10,032
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	03/31/2016	A	25,007
750,000	Skagit County, WA Consolidated School District No. 320 Mount Vernon	5.250	12/01/2019	03/31/2016	A	753,300
3,205,000	WA GO	5.000	07/01/2023	07/01/2023		3,978,046
3,550,000	WA Health Care Facilities Authority (Group Health Cooperative)	4.500	12/01/2026	12/01/2016	A	3,637,188
						8,705,638

Wisconsin—0.1%
70,000	Appleton, WI Storm Water System	4.250	04/01/2018	04/01/2016	A	70,244
30,000	Appleton, WI Storm Water System	4.250	04/01/2018	04/01/2016	A	30,109
20,000	Weston, WI Community Devel. Authority	4.650	10/01/2016	04/01/2016	A	20,066
20,000	Weston, WI Community Devel. Authority	4.400	10/01/2018	04/01/2016	A	20,060
325,000	WI Public Finance Authority Charter School (Voyager Foundation)	4.125	10/01/2024	09/25/2020	A	335,403
						475,882

U.S. Possessions—5.4%
250,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		303,080
10,750,000	Puerto Rico Commonwealth GO4	1.171	07/01/2019	07/01/2019		10,548,545
3,150,000	Puerto Rico Commonwealth GO4	1.151	07/01/2018	07/01/2018		3,109,459

26 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$90,000	Puerto Rico Commonwealth GO	5.250%	07/01/2022	03/31/2016	A	$90,032
800,000	Puerto Rico Commonwealth GO	5.000	07/01/2023	07/01/2017	A	809,920
275,000	Puerto Rico Commonwealth GO	5.500	07/01/2019	07/01/2019		286,753
6,560,000	Puerto Rico Commonwealth GO4	1.191	07/01/2020	07/01/2020		6,329,941
75,000	Puerto Rico Commonwealth GO	5.250	07/01/2021	03/31/2016	A	75,050
420,000	Puerto Rico Commonwealth GO	5.500	07/01/2018	07/01/2018		435,385
255,000	Puerto Rico Commonwealth GO	3.662 [2]	07/01/2016	07/01/2016		251,527
380,000	Puerto Rico Commonwealth GO	6.000	07/01/2016	07/01/2016		384,564
190,000	Puerto Rico Commonwealth GO	5.500	07/01/2016	07/01/2016		191,963
345,000	Puerto Rico Commonwealth GO	5.500	07/01/2021	07/01/2021		359,942
380,000	Puerto Rico Commonwealth GO	4.500	07/01/2023	03/31/2016	A	380,505
500,000	Puerto Rico Convention Center Authority	5.000	07/01/2019	07/01/2016	A	500,010
30,000	Puerto Rico Electric Power Authority	3.301 [2]	07/01/2017	12/30/2016	B	28,668
45,000	Puerto Rico Electric Power Authority	3.699 [2]	07/01/2017	12/31/2016	B	43,002
65,000	Puerto Rico Electric Power Authority	3.138 [2]	07/01/2017	12/30/2016	B	62,114
60,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2016	07/01/2016		60,554
20,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2016	07/01/2016		20,185
1,855,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2017	07/01/2017		1,915,955
675,000	Puerto Rico Electric Power Authority, Series N	3.928 [2]	07/01/2017	12/30/2016	B	645,030
1,685,000	Puerto Rico Electric Power Authority, Series N	4.244 [2]	07/01/2017	12/30/2016	B	1,610,186
3,945,000	Puerto Rico Electric Power Authority, Series O	3.429 [2]	07/01/2017	12/31/2016	B	3,769,842
250,000	Puerto Rico Electric Power Authority, Series O	3.783 [2]	07/01/2017	12/31/2016	B	238,900
310,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2023	03/31/2016	A	310,028
100,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	03/31/2016	A	100,005
125,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2021	03/31/2016	A	125,048
725,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2022	03/31/2016	A	725,094
200,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2019	03/31/2016	A	200,160
200,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2025	06/30/2016	A	199,990
560,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	03/31/2016	A	560,050
100,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2016	03/31/2016	A	100,192

27 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$235,000	Puerto Rico Electric Power Authority, Series SS	5.000%	07/01/2022	03/31/2016	A	$235,031
330,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2022	07/01/2016	A	330,251
245,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2016	03/31/2016	A	245,453
50,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	07/01/2019		44,478
35,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2018	07/01/2016	A	35,075
40,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2020	07/01/2020		41,968
250,000	Puerto Rico Highway & Transportation Authority, Series E	5.500	07/01/2016	07/01/2016		252,720
5,000	Puerto Rico Highway & Transportation Authority, Series G	5.250	07/01/2019	07/01/2019		2,326
335,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	03/31/2016	A	336,280
155,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/2016	07/01/2016		156,310
1,750,000	Puerto Rico Infrastructure Financing Authority, Series C	5.500	07/01/2017	07/01/2017		1,775,673
155,000	Puerto Rico ITEMECF (International American University of Puerto Rico)	5.000	10/01/2016	04/01/2016	A	155,236
395,000	Puerto Rico Municipal Finance Agency, Series A	5.000	08/01/2019	03/31/2016	A	396,383
170,000	Puerto Rico Municipal Finance Agency, Series A	4.750	08/01/2022	07/31/2016	A	169,993
230,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2021	03/31/2016	A	230,846
45,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	03/31/2016	A	45,178
270,000	Puerto Rico Municipal Finance Agency, Series A	5.000	08/01/2022	03/31/2016	A	270,932
455,000	Puerto Rico Municipal Finance Agency, Series A	5.000	08/01/2020	03/31/2016	A	456,579
120,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	03/31/2016	A	120,443
360,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	03/31/2016	A	361,350
500,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	03/31/2016	A	501,885
875,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	03/31/2016	A	878,246
600,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2018	03/31/2016	A	602,238
25,000	Puerto Rico Municipal Finance Agency, Series B	5.250	07/01/2018	07/01/2018		26,045

28 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,000,000	Puerto Rico Public Buildings Authority	5.250%	07/01/2017	07/01/2017		$985,280
1,000,000	Puerto Rico Public Buildings Authority	6.000	07/01/2024	07/01/2018	A	1,022,180

						44,450,058
Total Investments, at Value (Cost $810,935,182)—98.9%						818,938,578
Net Other Assets (Liabilities)—1.1						8,847,541

Net Assets—100.0%						$827,786,119

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principle payments prior to the applicable optional call date.

1. Represents the current interest rate for a variable or increasing rate security.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

4. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:

75SS	Seventy-Five State Street
ALIA	Alliance of Long Island Agencies
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
DRMCH	Downey Regional Medical Center Hospital
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
FMemH	Franklin Memorial Hospital
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HCBS	Home and Community Based Services
HDA	Hospital Devel. Authority
HDGH	Henrietta D Goodall Hospital
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency

29 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
IC	Interhealth Corporation
IDA	Industrial Devel. Agency
IMC	IHC Management Corporation
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.	Long Island
MCOTA	Maine College of the Arts
MDIH	Mount Desert Island Hospital
MSA	Math & Science Academy
MTA	Metropolitan Transportation Authority
NYC	New York City
NYS	New York State
PBMC	Penobscot Bay Medical Center
PFA	Public Financing Authority
PHH	Pinnacle Health Hospitals
PHMS	Pinnacle Health Medical Services
PHS	Pinnacle Health System
PIH	Presbyterian Intercommunity Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
PUTTERS	Puttable Tax-Exempt Receipts
RIBS	Residual Interest Bonds
RIH	Rhode Island Hospital
RWJHCCH	RWJ Health Care Corp. at Hamilton
RWJUHH	Robert Wood Johnson University Hospital at Hamilton
SAVRS	Select Auction Variable Rate Securities
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
UMass	University of Massachusetts
Y/S	Yucaipa/Sweetwater

30 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS February 29, 2016 Unaudited

1. Organization

Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a holly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available

31 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant

32 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

33 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$22,570,120	$—	$22,570,120
Arizona	—	33,482,211	—	33,482,211
Arkansas	—	35,110	—	35,110
California	—	143,523,577	—	143,523,577
Colorado	—	7,695,644	—	7,695,644
Connecticut	—	102,751	—	102,751
District of Columbia	—	1,657,238	—	1,657,238
Florida	—	26,757,436	—	26,757,436
Georgia	—	4,047,366	—	4,047,366
Idaho	—	500,260	—	500,260
Illinois	—	158,586,238	—	158,586,238
Indiana	—	9,249,109	—	9,249,109
Iowa	—	246,007	—	246,007
Kansas	—	9,010,131	—	9,010,131
Kentucky	—	479,830	—	479,830
Louisiana	—	20,982,619	—	20,982,619
Maine	—	101,239	—	101,239
Maryland	—	456,263	—	456,263
Massachusetts	—	9,506,849	—	9,506,849
Michigan	—	42,507,203	—	42,507,203
Minnesota	—	6,600,278	—	6,600,278
Mississippi	—	3,151,508	—	3,151,508
Missouri	—	14,167,135	—	14,167,135
Nebraska	—	50,211	—	50,211
Nevada	—	10,045,879	—	10,045,879
New Jersey	—	56,108,558	—	56,108,558
New Mexico	—	1,082,390	—	1,082,390
New York	—	35,315,886	—	35,315,886
North Carolina	—	263,768	—	263,768
North Dakota	—	2,185,357	—	2,185,357
Ohio	—	23,269,592	—	23,269,592
Oklahoma	—	3,297,675	—	3,297,675
Oregon	—	1,633,983	—	1,633,983
Other Territory	—	850,450	—	850,450
Pennsylvania	—	55,297,804	—	55,297,804
Rhode Island	—	5,110,206	—	5,110,206
South Carolina	—	10,040	—	10,040
South Dakota	—	245,782	—	245,782

34 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes (Continued)
Tennessee	$—	$1,479,981	$—	$1,479,981
Texas	—	50,724,386	—	50,724,386
Vermont	—	1,398,456	—	1,398,456
Virginia	—	1,520,474	—	1,520,474
Washington	—	8,705,638	—	8,705,638
Wisconsin	—	475,882	—	475,882
U.S. Possessions	—	44,450,058	—	44,450,058

Total Assets	$—	$818,938,578	$—	$818,938,578

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$2,260,807
Sold securities	5,835,687

35 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book

36 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Federal Taxes (Continued)

and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$810,943,514

Gross unrealized appreciation	$8,671,552
Gross unrealized depreciation	(676,488)

Net unrealized appreciation	$7,995,064

37 OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/15/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/15/2016